INCOME TAX (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Details 2
Recovery of Income Tax Calculated at the Statutory Rate of 12.63% (2016 - 13%; 2015 - 13.5%)	$ (85,158)	$ (22,486)	$ (75,253)
Deferred Tax Assets Not Recognized	84,315	(21,519)	68,065
Expiration of Non-Capital Losses			7,188
Impact of Change in Substantively Enacted Tax Rates on Opening Deferred Tax Assets	843	44,005
Income Tax Expense